Restructuring Activities - Restructuring Liability (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Balance - Beginning of the year			$ 81	$ 427	$ 427	$ 792
Provisions	95	(120)	191	(120)	290	612
Utilizations			(115)		(636)	(977)
Currency			0		0	0
Balance - End of the year	157		157		81	427
Unoccupied Space
Restructuring Reserve [Roll Forward]
Balance - Beginning of the year			0	176	176	0
Provisions			0		(164)	612
Utilizations			0		(12)	(436)
Currency			0		0	0
Balance - End of the year	0		0		0	176
Facility Closing Costs
Restructuring Reserve [Roll Forward]
Balance - Beginning of the year			81	251	251	792
Provisions			191		241	0
Utilizations			(115)		(411)	(541)
Currency			0		0	0
Balance - End of the year	157		157		81	251
Metalrax Employee Costs
Restructuring Reserve [Roll Forward]
Balance - Beginning of the year			0	0	0
Provisions			0		213
Utilizations			0		(213)
Currency			0		0
Balance - End of the year	$ 0		$ 0		$ 0